Accounts Receivable, Net (Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET [Abstract]
Balance at January 1	$ 3,351	$ 1,418	$ 1,174
Additional provision for bad debt, net of recoveries	2,871	2,083	1,615
Write-off of receivable balances	(875)	(150)	(1,371)
Balance at December 31	$ 5,347	$ 3,351	$ 1,418